Investment (Details Narrative)	12 Months Ended
Mar. 31, 2019 shares
Money Compass Media (M) Sdn Bhd [Member]
Number of shares issued, acquisition	3,401
Natural Health Farm Holdings Inc [Member]
Number of shares issued, acquisition	500,000
Share capital, percentage	1.00%